RIGHT OF USE ASSETS - Reconciliation of Lease Liability (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		8.95%
Total lease liabilities	Rp 17,217		Rp 18,983
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Future minimum lease payments			Rp 21,862
Commitments relating to short-term leases		Rp (1,419)
Commitments relating to leases of low-value assets		(37)
Operating lease commitments		Rp 20,406
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		8.95%
Discounted operating lease commitments		Rp 15,831
Commitments relating to lease previously classified as finance lease		2
Adjustments as a result of a different treatment of extension and termination options		Rp 5
Total lease liabilities	Rp 15,838